T. ROWE PRICE Value Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.7%
Verizon Communications  4,606,651 179,153
179,153
Entertainment 1.2%
Activision Blizzard  1,618,947 138,566
Walt Disney (1) 1,828,887 183,126
321,692
Interactive Media & Services 2.5%
Alphabet, Class C (1) 6,675,133 694,214
694,214
Wireless Telecommunication Services 0.3%
T-Mobile U.S. (1) 551,400 79,865
79,865
Total Communication Services 1,274,924
CONSUMER DISCRETIONARY 5.5%
Automobiles 0.4%
General Motors  3,076,584 112,849
112,849
Diversified Consumer Services 0.3%
Service Corp International  1,271,022 87,421
87,421
Hotels, Restaurants & Leisure 2.0%
Booking Holdings (1) 72,853 193,236
McDonald's  1,294,107 361,845
555,081
Specialty Retail 2.8%
Best Buy  1,127,882 88,279
Home Depot  844,923 249,353
Ross Stores  819,173 86,939
TJX  1,821,934 142,767
Ulta Beauty (1) 352,495 192,346
759,684
Total Consumer Discretionary 1,515,035
CONSUMER STAPLES 11.2%
Beverages 1.9%
Coca-Cola  1,955,194 121,280
Constellation Brands, Class A  416,822 94,156

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Keurig Dr Pepper  2,158,495 76,152
PepsiCo  1,291,898 235,513
527,101
Consumer Staples Distribution & Retail 1.6%
Dollar General  1,099,621 231,426
Walmart  1,338,472 197,358
428,784
Food Products 3.2%
General Mills  641,435 54,817
Kraft Heinz  7,418,376 286,869
Mondelez International, Class A  7,461,207 520,195
861,881
Household Products 2.0%
Kimberly-Clark  834,743 112,039
Procter & Gamble  2,893,259 430,199
542,238
Tobacco 2.5%
Philip Morris International  6,902,420 671,260
671,260
Total Consumer Staples 3,031,264
ENERGY 6.0%
Oil, Gas & Consumable Fuels 6.0%
Chesapeake Energy  314,400 23,907
Chevron  3,067,102 500,428
Exxon Mobil  7,042,241 772,252
Kinder Morgan  15,434,880 270,265
Range Resources  1,094,400 28,969
Southwestern Energy (1) 5,850,900 29,254
Total Energy 1,625,075
FINANCIALS 23.1%
Banks 8.8%
Bank of America  21,938,423 627,439
East West Bancorp (2) 226,887 12,592
JPMorgan Chase  5,610,667 731,126
PNC Financial Services Group  2,270,803 288,619
U.S. Bancorp  8,051,758 290,266
Wells Fargo  11,678,870 436,556
2,386,598
Capital Markets 0.1%
Charles Schwab  93,900 4,918

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group  36,180 11,835
16,753
Consumer Finance 1.1%
American Express  1,826,486 301,279
301,279
Financial Services 5.6%
Berkshire Hathaway, Class B (1) 2,703,615 834,795
Corebridge Financial  3,752,391 60,113
Fidelity National Information Services  2,157,607 117,223
Fiserv (1) 4,550,877 514,386
1,526,517
Insurance 7.5%
Allstate  1,664,366 184,428
Chubb  1,720,198 334,028
Hartford Financial Services Group  2,733,579 190,503
MetLife  6,612,203 383,111
Progressive  3,262,933 466,795
Travelers  2,751,471 471,630
2,030,495
Total Financials 6,261,642
HEALTH CARE 19.1%
Biotechnology 2.0%
AbbVie  1,321,945 210,679
Amgen  1,033,970 249,962
Regeneron Pharmaceuticals (1) 95,705 78,638
539,279
Health Care Equipment & Supplies 2.4%
Becton Dickinson & Company  1,594,402 394,678
GE HealthCare Technologies (1) 3,265,310 267,854
662,532
Health Care Providers & Services 7.8%
AmerisourceBergen  3,020,697 483,644
Elevance Health  2,046,140 940,835
HCA Healthcare  1,236,034 325,917
Humana  450,055 218,484
UnitedHealth Group  334,150 157,916
2,126,796
Life Sciences Tools & Services 2.1%
Danaher  989,580 249,414
Thermo Fisher Scientific  572,809 330,150
579,564

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 4.8%
AstraZeneca, ADR  4,168,312 289,323
Johnson & Johnson  4,536,708 703,190
Merck  3,001,705 319,351
1,311,864
Total Health Care 5,220,035
INDUSTRIALS & BUSINESS SERVICES 12.1%
Aerospace & Defense 1.8%
L3Harris Technologies  2,025,615 397,507
Northrop Grumman  230,212 106,293
503,800
Building Products 0.5%
Carrier Global  3,084,300 141,107
141,107
Electrical Equipment 2.9%
AMETEK  1,498,423 217,766
Eaton  2,575,401 441,269
Hubbell  490,095 119,245
778,280
Ground Transportation 3.3%
CSX  14,157,200 423,867
Norfolk Southern  811,752 172,091
Union Pacific  1,541,387 310,220
906,178
Industrial Conglomerates 3.3%
General Electric  5,075,869 485,253
Honeywell International  1,300,330 248,519
Siemens (EUR)  974,887 157,936
891,708
Machinery 0.3%
Cummins  46,261 11,051
Dover  394,927 60,005
71,056
Total Industrials & Business Services 3,292,129
INFORMATION TECHNOLOGY 8.1%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity  1,006,100 131,950
131,950

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 0.4%
Accenture, Class A  384,709 109,954
109,954
Semiconductors & Semiconductor Equipment 6.5%
Applied Materials  1,530,018 187,932
Broadcom  711,960 456,751
KLA  341,133 136,170
Lam Research  599,178 317,636
Micron Technology  3,698,516 223,168
NXP Semiconductors  708,698 132,155
Texas Instruments  1,649,540 306,831
1,760,643
Software 0.7%
Microsoft  686,653 197,962
197,962
Total Information Technology 2,200,509
MATERIALS 1.7%
Chemicals 1.7%
Eastman Chemical  322,144 27,170
Nutrien (2) 3,874,437 286,127
Sherwin-Williams  720,404 161,925
Total Materials 475,222
REAL ESTATE 2.2%
Industrial Real Estate Investment Trusts 1.0%
Prologis, REIT  2,176,881 271,609
271,609
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  1,024,967 68,806
68,806
Specialized Real Estate Investment Trusts 1.0%
Life Storage, REIT  679,200 89,037
Public Storage, REIT  166,500 50,306
Weyerhaeuser, REIT  4,444,837 133,923
273,266
Total Real Estate 613,681
UTILITIES 5.7%
Electric Utilities 4.4%
American Electric Power  1,676,417 152,537
Entergy  522,500 56,294
Evergy  1,629,900 99,620
FirstEnergy  1,760,910 70,542

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
NextEra Energy  585,300 45,115
Southern  11,008,936 766,002
1,190,110
Multi-Utilities 1.3%
Ameren  1,222,180 105,584
DTE Energy  708,517 77,611
Sempra Energy  1,209,043 182,759
365,954
Total Utilities 1,556,064
Total Common Stocks (Cost $25,068,707) 27,065,580
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 45,986,911 45,987
Total Short-Term Investments (Cost $45,987) 45,987
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 37,318,125 37,318
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 37,318
Total Securities Lending Collateral (Cost $37,318) 37,318
Total Investments in Securities 99.7%
(Cost $25,152,012) $ 27,148,885
Other Assets Less Liabilities 0.3% 77,045
Net Assets 100.0% $ 27,225,930

T. ROWE PRICE Value Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 1,801++
Totals $ —# $ — $ 1,801+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 532,343  ¤  ¤ $ 83,305
Total $ 83,305^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,801 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $83,305.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,907,644 $ 157,936 $ — $ 27,065,580
Short-Term Investments 45,987 — — 45,987
Securities Lending Collateral 37,318 — — 37,318
Total $ 26,990,949 $ 157,936 $ — $ 27,148,885

T. ROWE PRICE Value Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F107-054Q1 03/23